FUTURE POLICY BENEFITS	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
FUTURE POLICY BENEFITS	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2024	2023
Future policy benefits:
Annuities	$10,287	$5,731
Life Insurance	1,816	1,895
Deferred profit liability:
Annuities	242	259
Life Insurance	76	66
Other contracts and VOBA liability	1,667	1,862
Total future policy benefits	$14,088	$9,813
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$3,145	$3,145
Beginning balance at original discount rate	—	3,253	3,253
Effect of changes in cash flow assumptions	—	(244)	(244)
Effect of actual variances from expected experience	11	(343)	(332)
Adjusted beginning of period balance	11	2,666	2,677
Issuances	3,616	48	3,664
Interest accrual	20	112	132
Net premiums collected	(3,647)	(320)	(3,967)
Derecognitions (lapses and withdrawals)	—	1	1
Ending balance at original discount rate	—	2,507	2,507
Effect of changes in discount rate assumptions	—	(154)	(154)
Balance, end of year	$—	$2,353	$2,353

Present value of expected future policy benefits:
Balance, beginning of year	$5,731	$5,040	$10,771
Beginning balance at original discount rate	5,909	5,277	11,186
Effect of changes in cash flow assumptions	31	(236)	(205)
Effect of actual variances from expected experience	9	(369)	(360)
Adjusted beginning of period balance	5,949	4,672	10,621
Acquisition from business combination	311	—	311
Issuances	4,947	49	4,996
Interest accrual	326	190	516
Benefit payments	(695)	(311)	(1,006)
Derecognitions (lapses and withdrawals)	23	1	24
Foreign currency translation	(343)	—	(343)
Ending balance at original discount rate	10,518	4,601	15,119
Effect of changes in discount rate assumptions	(231)	(432)	(663)
Balance, end of year	$10,287	$4,169	$14,456

Net liability for future policy benefits	10,287	1,816	12,103
Less: Reinsurance recoverables	(16)	(1,298)	(1,314)
Net liability for future policy benefits, after reinsurance recoverable	$10,271	$518	$10,789

Weighted average liability duration of future policy benefits (years)	9	15
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$3,520	$3,520
Beginning balance at original discount rate	—	3,825	3,825
Effect of changes in cash flow assumptions	—	(352)	(352)
Effect of actual variances from expected experience	2	(58)	(56)
Adjusted beginning of period balance	2	3,415	3,417
Issuances	1,448	91	1,539
Interest accrual	12	121	133
Net premiums collected	(1,462)	(374)	(1,836)
Ending balance at original discount rate	—	3,253	3,253
Effect of changes in discount rate assumptions	—	(108)	(108)
Balance, end of year	$—	$3,145	$3,145

Present value of expected future policy benefits:
Balance, beginning of year	$4,252	$5,330	$9,582
Beginning balance at original discount rate	4,673	5,875	10,548
Effect of changes in cash flow assumptions	(17)	(362)	(379)
Effect of actual variances from expected experience	(29)	(59)	(88)
Adjusted beginning of period balance	4,627	5,454	10,081
Issuances	1,457	92	1,549
Interest accrual	209	188	397
Benefit payments	(464)	(457)	(921)
Foreign currency translation	80	—	80
Ending balance at original discount rate	5,909	5,277	11,186
Effect of changes in discount rate assumptions	(178)	(237)	(415)
Balance, end of year	$5,731	$5,040	$10,771

Net liability for future policy benefits	5,731	1,895	7,626
Less: Reinsurance recoverables	(50)	(45)	(95)
Net liability for future policy benefits, after reinsurance recoverable	$5,681	$1,850	$7,531

Weighted average liability duration of future policy benefits (years)	9	16
Weighted average interest accretion rate	4%	5%
Weighted average current discount rate	5%	5%

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$—	$—
Beginning balance at original discount rate	—	—	—
Acquisition from business combination	—	3,824	3,824
Issuances	1,558	156	1,714
Interest accrual	13	52	65
Net premiums collected	(1,571)	(207)	(1,778)
Ending balance at original discount rate	—	3,825	3,825
Effect of changes in discount rate assumptions	—	(305)	(305)
Balance, end of year	$—	$3,520	$3,520

Present value of expected future policy benefits:
Balance, beginning of year	$2,171	$—	$2,171
Beginning balance at original discount rate	2,071	—	2,071
Acquisition from business combination	1,432	5,827	7,259
Issuances	1,543	157	1,700
Interest accrual	82	80	162
Benefit payments	(236)	(189)	(425)
Foreign currency translation	(219)	—	(219)
Ending balance at original discount rate	4,673	5,875	10,548
Effect of changes in discount rate assumptions	(432)	(545)	(977)
Effect of foreign currency translation on the effect of changes in discount rate assumptions	11	—	11
Balance, end of year	$4,252	$5,330	$9,582

Net liability for future policy benefits	4,252	1,810	6,062
Less: Reinsurance recoverables	(88)	(54)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$4,164	$1,756	$5,920

Weighted average liability duration of future policy benefits (years)	9	16
Weighted average interest accretion rate	4%	5%
Weighted average current discount rate	5%	5%
For the year ended December 31, 2024, the Company recognized liability remeasurement losses of $60 million, which was included in “Policyholder benefits and claims incurred” in the statements of operations. The amounts include the effect of the Company’s annual assumptions review which was conducted during the third quarter of 2024, whereby the Company updated mortality and policyholder lapse behavior assumptions, resulting in a $14 million net decrease in future policy benefits liabilities.
For the year ended December 31, 2023, the Company recognized liability remeasurement gains of $3 million from the net effect of the changes in cash flow assumptions. Annual assumption review was performed in the fourth quarter of 2023, resulting in no material changes to the value of future policy benefits liabilities.
For the year ended December 31, 2022, the Company recognized liability remeasurement losses of $1 million from the net effect of the changes in cash flow assumptions. Annual assumption review was performed in the fourth quarter of 2022, resulting in no material changes to the value of future policy benefits liabilities.
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF DEC. 31 US$ MILLIONS	2024		2023
	Undiscounted	Discounted	Undiscounted	Discounted
Annuities:
Expected future benefit payments	$17,462	$10,263	$9,146	$5,730
Expected future gross premiums	—	—	—	—
Life Insurance:
Expected future benefit payments	$8,819	$4,169	$10,353	$5,040
Expected future gross premiums	5,669	3,356	7,540	4,328
Total:
Expected future benefit payments	$26,281	$14,432	$19,499	$10,770
Expected future gross premiums	5,669	3,356	7,540	4,328
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2024	2023	2022	2024	2023	2022
Annuities	$5,058	$1,501	$1,563	$315	$153	$68
Life Insurance	436	453	114	78	94	33
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
The liability for unpaid claims and claim adjustment expenses (“unpaid claims”) for property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for IBNR claims and claims that have been reported but not settled (“case reserves”), as well as associated claim adjustment expenses.
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Policy and contract claims, beginning	$7,288	$1,786	$1,706
Less: Unpaid claims balance, beginning – long-duration	198	217	210
Gross unpaid claims balance, beginning – short-duration	7,090	1,569	1,496
Less: Reinsurance recoverables, beginning	3,045	305	281
Foreign currency translation	4	—	—
Net unpaid claims balance, beginning – short-duration	4,041	1,264	1,215
Acquisition from business combination, net of reinsurance	1	2,735	—
Add: incurred related to
Current accident year	2,198	1,653	831
Prior accident years	162	(80)	(31)
Total incurred claims	2,360	1,573	800
Less: paid claims related to
Current accident year	853	998	555
Prior accident years	1,258	533	196
Total paid claims	2,111	1,531	751
Add: measurement period adjustment(1)	65	—	—
Net unpaid claims balance, ending – short-duration	4,356	4,041	1,264
Foreign currency translation	1	4	—
Add: Reinsurance recoverables, ending	3,083	3,045	305
Gross unpaid claims balance, ending – short-duration	7,440	7,090	1,569
Add: Unpaid claims balance, ending – long duration	219	198	217
Policy and contract claims, ending	$7,659	$7,288	$1,786
__________________________
(1)The measurement period adjustment of $65 million relates to the Company’s acquisition of Argo. Refer to Note 16 for details.
The estimates for ultimate incurred claims attributable to insured events of prior years increased by $162 million, decreased by $80 million and decreased by $31 million, respectively, for the years ended December 31, 2024, 2023 and 2022. The unfavorable development in 2024 was primarily related to higher-than-anticipated losses within certain run-off lines, which were partially offset by favorable current accident loss experience. The favorable development in 2023 and 2022 was primarily driven by favorable loss experience noted in our casualty lines.
Claims and Claim Adjustment Expenses
The claims development tables as of December 31, 2024 are presented separately for each of the following major property and casualty lines of business:
•Property – offers policies protecting various personal and commercial properties from man-made and natural disasters, including property insurance for homeowners and renters
•Casualty – includes a broad range of primary and excess casualty products, such as specialty casualty, construction defect, general liability, commercial multi-peril, workers compensation, product liability, environmental liability and auto liability
•Specialty – includes niche insurance coverages such as garage and inland marine and offer insurance programs and fronting solutions
•Run-off and Other – primarily consists of discontinued businesses previously underwritten by our insurance subsidiaries (e.g., professional liability and surety coverages)
The reconciliation of the net incurred and paid claims development tables to the “Policy and contract claims” in the statement of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2024
Net outstanding liabilities:
Property	$198
Casualty	2,376
Specialty	309
Run-off and Other	1,266
Other short-duration lines not included in claims development table(1)	69
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	4,218
Reinsurance recoverables:
Property	12
Casualty	1,322
Specialty	214
Run-off and Other	1,042
Other short-duration lines not included in claims development table(1)	493
Total reinsurance recoverables	3,083
Insurance lines other than short-duration	212
Unallocated claim adjustment expenses	146
Policy and contract claims	$7,659
__________________________
(1)Certain lines of business were excluded from claims development tables and other disclosures that are applicable to short-duration contracts due to significantly longer claims development period (e.g., for claim coverages relating to accident years prior to the mid-1990s) or individually insignificant lines of business that do not fall under the Company’s four major property and casualty lines.
The amounts of incurred and paid claims are presented net of reinsurance. The tables present claims development and cumulative claim payments by incurred year and are only presented for significant short-duration product liabilities. The information about incurred and paid claims development prior to 2024 is presented as supplementary information. The cumulative number of reported claims is calculated on a per claim basis.
Property Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2024
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$328	$324	$323	$323	$322	$322	$322	$322	$322	$322	$—	77,339
2016		363	361	359	360	360	360	360	360	360	—	86,839
2017			393	399	398	395	394	394	394	394	—	106,058
2018				423	423	419	420	420	420	420	—	89,497
2019					425	418	415	416	416	416	—	86,169
2020						465	458	457	459	461	—	78,223
2021							510	515	514	513	1	78,859
2022								590	599	601	4	79,859
2023									726	716	13	91,921
2024										678	60	78,320
									Total	$4,881

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$269	$313	$318	$321	$321	$322	$322	$322	$322	$322
2016		298	350	355	358	359	360	360	360	360
2017			321	384	391	393	393	393	393	394
2018				340	407	413	416	419	419	420
2019					341	402	409	413	415	416
2020						370	445	452	455	459
2021							411	500	508	510
2022								472	581	590
2023									568	685
2024										527
									Total	$4,683
All outstanding liabilities before 2015, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$198
Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2024
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$590	$585	$579	$587	$578	$586	$600	$546	$571	$588	$17	70,579
2016		667	655	637	621	615	618	597	591	592	18	79,173
2017			739	729	726	724	749	637	703	713	35	94,474
2018				798	788	757	741	688	661	675	37	97,252
2019					815	797	774	886	663	655	35	88,840
2020						742	684	646	647	669	79	75,291
2021							811	779	773	770	139	73,144
2022								918	890	876	248	68,478
2023									1,042	1,037	346	82,535
2024										913	509	75,913
									Total	$7,488

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$148	$264	$358	$425	$474	$506	$532	$548	$551	$555
2016		183	305	388	463	502	536	547	552	560
2017			203	371	458	543	598	619	634	659
2018				216	392	489	550	585	599	614
2019					210	390	474	525	560	581
2020						176	317	388	450	513
2021							189	355	447	526
2022								208	394	500
2023									281	508
2024										194
									Total	$5,210
All outstanding liabilities before 2015, net of reinsurance										78
Liabilities for claims and claim adjustment expenses, net of reinsurance										$2,356
Specialty Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2024
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$49	$51	$46	$48	$48	$47	$48	$45	$45	$45	$(1)	3,354
2016		41	41	41	45	44	43	42	42	41	1	4,559
2017			64	66	68	73	75	71	67	67	—	7,835
2018				92	94	92	96	88	85	86	4	8,398
2019					105	98	96	84	85	87	3	9,194
2020						98	107	135	145	143	13	9,094
2021							128	150	150	153	28	9,903
2022								191	194	198	48	9,248
2023									171	156	36	8,417
2024										155	80	6,487
									Total	$1,131

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$19	$32	$37	$43	$45	$46	$46	$45	$45	$46
2016		19	29	35	40	41	42	40	41	41
2017			24	38	49	59	65	66	67	68
2018				32	51	63	73	78	80	82
2019					31	52	64	75	79	82
2020						31	63	93	107	117
2021							34	84	97	111
2022								52	103	128
2023									56	98
2024										43
									Total	$816
All outstanding liabilities before 2015, net of reinsurance										(6)
Liabilities for claims and claim adjustment expenses, net of reinsurance										$309
Run-off and Other Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2024
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$402	$404	$399	$397	$409	$412	$420	$393	$392	$390	$1	21,158
2016		441	443	459	458	457	472	445	449	450	16	19,828
2017			525	493	524	547	576	540	533	529	7	21,751
2018				460	563	556	579	585	600	610	48	23,784
2019					429	498	538	414	425	450	56	23,774
2020						461	448	404	475	517	69	22,592
2021							397	342	375	417	115	18,914
2022								288	304	317	133	17,526
2023									282	315	190	13,258
2024										238	152	9,260
									Total	$4,233

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2015	$83	$146	$211	$272	$306	$326	$386	$386	$385	$389
2016		94	114	276	353	374	428	430	436	432
2017			201	251	365	433	492	508	505	524
2018				104	298	366	430	494	510	553
2019					103	264	305	331	356	380
2020						186	195	249	312	375
2021							72	126	177	248
2022								30	82	114
2023									21	93
2024										28
									Total	$3,136
All outstanding liabilities before 2015, net of reinsurance										169
Liabilities for claims and claim adjustment expenses, net of reinsurance										$1,266
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims included in the liability for unpaid claims as of December 31, 2024 and 2023 were $7 million and $4 million, respectively.
Claims Duration
The following table provides supplementary information about the 10-year average annual percentage payout of incurred claims as of December 31, 2024:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
AS OF DEC. 31, 2024	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Property	80.7%	15.9%	1.5%	0.8%	0.4%	0.1%	0.1%	0.1%	0.0%	0.6%
Casualty	24.1%	15.6%	10.5%	10.2%	10.6%	6.8%	6.5%	4.4%	3.5%	2.9%
Specialty	30.4%	24.3%	14.2%	8.5%	8.1%	5.1%	3.1%	2.0%	1.4%	0.9%
Run-off and Other	15.0%	18.0%	14.8%	13.1%	11.1%	8.8%	5.4%	3.9%	2.8%	2.0%
Information about Amounts Reported at Present Value
The Company discounts the liability for unpaid claims relating to certain of its products within Casualty line as well as certain pension-type liabilities within Run-off and Other line. The following tables provide information about these discounted liabilities for unpaid claims:

AS OF DEC. 31 US$ MILLIONS	Carrying Amount of Policy and Contract Claims		Aggregate Amount of Discount
	2024	2023	2024	2023
Casualty	$197	$183	$17	$16
Run-off and Other	82	77	5	5
Total	$279	$260	$22	$21

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Interest Accretion(1)(2)
	2024	2023	2022
Casualty	$2	$—	$—
Run-off and Other	—	—	—
Total	$2	$—	$—
__________________________
(1)Interest accretion is recorded within “Policyholder benefits and claims incurred” in the statements of operations.
(2)Rates used to discount applicable liabilities for unpaid claims were 2% for Casualty line, and 4% for Run-off and Other line as of both December 31, 2024 and 2023. No liabilities for unpaid claims were discounted in 2022.